Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Fiscal Year Focus	2025
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-99
Entity Registrant Name	Mexican Petroleum
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Avenida Marina Nacional No. 329
Entity Address, Address Line Two	Colonia Verónica Anzures
Entity Address, Postal Zip Code	11300
Entity Address, City or Town	Ciudad de México
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	MX
Entity Central Index Key	0000932782
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Petróleos Mexicanos is filing this Amendment No. 2 (the “Amendment No. 2”) on Form 20-F/A to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2025, filed with the Securities and Exchange Commission (the “SEC”) on April 30, 2026 (the “Form 20-F”), as previously amended by Amendment No. 1 on Form 20-F/A filed with the SEC on July 13, 2026 (“Amendment No. 1”).This Amendment No. 2 is being filed to include Petróleos Mexicanos’ audited consolidated financial statements accompanying the revised Report of Independent Registered Public Accounting Firm included in Amendment No. 1. The audited consolidated financial statements included in this Amendment No. 2 are identical to those originally included in the Form 20-F and have not been amended, updated or restated. The revised Report of Independent Registered Public Accounting Firm included in this Amendment No. 2 is identical to the report included in Amendment No. 1.New certifications by Petróleos Mexicanos’ principal executive officer and principal financial officer pursuant to Rule 13a-14(a) and Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended, and certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, are filed as exhibits to this Amendment No. 2.Except as described above, this Amendment No. 2 does not amend, update or restate any other information contained in the Form 20-F or Amendment No. 1 and does not reflect events occurring after the filing date of the Form 20-F. Accordingly, this Amendment No. 2 should be read in conjunction with the Form 20-F, Amendment No. 1 and Petróleos Mexicanos’ other filings with the SEC subsequent to April 30, 2026.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Marina Nacional No. 329 Torre Ejecutiva
Entity Address, Address Line Two	Piso 38 Colonia Verónica Anzures
Entity Address, Postal Zip Code	11300
Entity Address, City or Town	Ciudad de México
Contact Personnel Name	Delia Cristina Arista Hernández
City Area Code	5255
Local Phone Number	9126-2940
Contact Personnel Email Address	ri@pemex.com
Entity Address, Country	MX